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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Blvd., Suite 206 Durham, North Carolina	23226
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 294-2000

Date of fiscal year end:         February 28, 2010

Date of reporting period:        February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

NCM Capital Investment Trust NCM Capital Mid-Cap Growth Fund Annual Report February 28, 2010
Investment Adviser NCM Capital Advisers, Inc. 2634 Durham-Chapel Hill Boulevard Suite 206 Durham, North Carolina 27707	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

February 28, 2010

Dear Shareholder:

General Market Overview

The Russell Midcap Growth Index was up +67.1% for the twelve months ended February 28, 2010.

Mid-cap stocks as a group outperformed small and large-cap stocks during the period and the value style generally beat growth stocks.  Mid-cap value stocks were the sweet spot, rising +74.7%, as measured by the Russell Midcap Value Index.

Within the Russell Midcap Growth Index, all ten economic sectors rose during the period.  Information Technology stocks (+76.7%) were the best performers, followed by Energy (+75.7%), and Materials (+73.1%), while even the laggards, Telecommunication Services (+28.5%) and Utilities (+39.5%), rose double digits.

Fund Highlights

The NCM Capital Mid-Cap Growth Fund (the “Fund”) generated a return of +59.3% during the twelve months ended February 28, 2010, underperforming the Russell Midcap Growth Index which rose +67.1%.  Sector selection accounted for the majority of the Fund’s relative underperformance in the period, primarily caused by the Fund’s cash position.  The Fund holds cash for liquidity needs; this can be a significant drag on performance when we experience such strong returns such as in the prior twelve months.  The Fund generated positive security selection in four of the ten economic sectors.

During the period, security selection was strongest in the Industrials, Utilities, and Telecommunication Services sectors.  BE Aerospace (+247.2%) and Cooper Industries (+79.7%) were the leaders in the Industrials sector.  National Fuel Gas (+69.2%) led the Utilities, and CenturyTel (+37.7%) led our Telecommunications Services performance.  Other star performers include priceline.com (+167.2%), Cimarex Energy (+206.0%) and Cognizant Technology Solutions (+161.6%).

The Health Care, Consumer Staples, and Information Technology sectors had the worst security selection during the period.  C.R. Bard (+1.4%) and St. Jude Medical (-0.5%) were the biggest detractors from performance in the Health Care sector.  Molson Coors Brewing (+17.1%) hurt us in the Consumer Staples sector, and Global Payments (+7.7) and Intuit (+10.7%) in the Information Technology sector.  Other laggards include NASDAQ OMX Group (-10.2%), Alliant Techsystems (+12.4%), and Gymboree (-13.9%).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

NCM Capital Mid-Cap Growth Fund

Comparison of the Change in Value of a $10,000 Investment in
NCM Capital Mid-Cap Growth Fund and the Russell Midcap® Growth Index

$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
$4,500
07/06/07
02/29/08
02/28/09
02/28/10
$8,010
$7,740
Past performance is not predictive of future performance.
NCM Capital Mid-Cap Growth Fund
Russell Midcap® Growth Index

Average Annual Total Returns (a)
(for periods ended February 28, 2010)

	1 Year	Since Inception (b)
NCM Capital Mid-Cap Growth Fund	59.26%	-9.22%
Russell Midcap® Growth Index	67.09%	-8.03%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.  The total returns in the graph and chart above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Initial public offering of shares was July 6, 2007.

NCM Capital Mid-Cap Growth Fund Sector Diversification (% of Net Assets) February 28, 2010 (Unaudited)

NCM Capital Mid-Cap Growth Fund
Top 10 Equity Holdings
February 28, 2010 (Unaudited)

Security Description	% of Net Assets
BE Aerospace, Inc.	4.7%
Flowserve Corp.	2.9%
DeVry, Inc.	2.9%
Ross Stores, Inc.	2.8%
Avon Products, Inc.	2.6%
United Therapeutics Corp.	2.4%
AutoZone, Inc.	2.4%
Darden Restaurants, Inc.	2.4%
AmerisourceBergen Corp.	2.4%
Equinix, Inc.	2.3%

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
February 28, 2010

Common Stocks — 97.1%	Shares	Value

Consumer Discretionary — 18.1%
Diversified Consumer Services — 2.9%
DeVry, Inc.	258	$16,293

Hotels, Restaurants & Leisure — 4.2%
Darden Restaurants, Inc.	331	13,422
Marriott International, Inc. - Class A	375	10,166
		23,588
Internet & Catalog Retail — 2.2%
priceline.com, Inc. (a)	55	12,472

Media — 2.2%
John Wiley & Sons, Inc. - Class A	293	12,300

Multiline Retail — 1.4%
Kohl's Corp. (a)	145	7,804

Specialty Retail — 5.2%
AutoZone, Inc. (a)	82	13,606
Ross Stores, Inc.	317	15,504
		29,110
Consumer Staples — 6.8%
Food Products — 2.0%
H.J. Heinz Co.	246	11,291

Household Products — 2.2%
Clorox Co. (The)	204	12,507

Personal Products — 2.6%
Avon Products, Inc.	477	14,520

Energy — 5.2%
Energy Equipment & Services — 0.8%
Tidewater, Inc.	94	4,190

Oil, Gas & Consumable Fuels — 4.4%
Cimarex Energy Co.	156	9,323
Murphy Oil Corp.	80	4,152
Petrohawk Energy Corp. (a)	214	4,580
Williams Cos., Inc. (The)	320	6,893
		24,948

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 97.1% (Continued)	Shares	Value

Financials — 8.6%
Capital Markets — 5.6%
Invesco Ltd.	398	$7,801
T. Rowe Price Group, Inc.	244	12,368
TD AMERITRADE Holding Corp. (a)	648	11,333
		31,502
Diversified Financial Services — 1.7%
IntercontinentalExchange, Inc. (a)	88	9,442

Insurance — 1.3%
Reinsurance Group of America, Inc.	148	7,034

Health Care — 14.0%
Biotechnology — 2.4%
United Therapeutics Corp. (a)	239	13,721

Health Care Equipment & Supplies — 2.1%
Hospira, Inc. (a)	230	12,036

Health Care Providers & Services — 5.4%
AmerisourceBergen Corp.	476	13,347
Laboratory Corp. of America Holdings (a)	111	8,137
Universal Health Services, Inc. - Class B	286	8,872
		30,356
Life Sciences Tools & Services — 2.3%
Life Technologies Corp. (a)	106	5,381
Pharmaceutical Product Development, Inc.	356	7,497
		12,878
Pharmaceuticals — 1.8%
Mylan, Inc. (a)	478	10,200

Industrials — 15.2%
Aerospace & Defense — 8.8%
Alliant Techsystems, Inc. (a)	140	11,123
BE Aerospace, Inc. (a)	1,014	26,263
Esterline Technologies Corp. (a)	296	12,180
		49,566
Machinery — 2.9%
Flowserve Corp.	164	16,415

Marine — 2.1%
Kirby Corp. (a)	361	11,917

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 97.1% (Continued)	Shares	Value

Industrials — 15.2% (Continued)
Professional Services — 1.4%
IHS, Inc. - Class A (a)	150	$7,770

Information Technology — 22.0%
Computers & Peripherals — 2.3%
NetApp, Inc. (a)	129	3,871
Western Digital Corp. (a)	230	8,885
		12,756
Electronic Equipment, Instruments & Components — 2.3%
Agilent Technologies, Inc. (a)	407	12,804

Internet Software & Services — 2.3%
Equinix, Inc. (a)	136	12,848

IT Services — 3.6%
Cognizant Technology Solutions Corp. - Class A (a)	184	8,856
Global Payments, Inc.	263	11,259
		20,115
Semiconductors & Semiconductor Equipment — 6.0%
Altera Corp.	277	6,767
Linear Technology Corp.	392	10,651
Marvell Technology Group Ltd. (a)	356	6,878
Micron Technology, Inc. (a)	337	3,053
NVIDIA Corp. (a)	395	6,399
		33,748
Software — 5.5%
Citrix Systems, Inc. (a)	165	7,097
Intuit, Inc. (a)	354	11,455
Red Hat, Inc. (a)	436	12,230
		30,782
Materials — 5.2%
Chemicals — 2.6%
Ecolab, Inc.	186	7,838
FMC Corp.	122	6,975
		14,813
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	17	1,347

Containers & Packaging — 1.3%
Crown Holdings, Inc. (a)	165	4,508
Owens-Illinois, Inc. (a)	88	2,608
		7,116

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 97.1% (Continued)	Shares	Value

Materials — 5.2% (Continued)
Metals & Mining — 1.1%
Steel Dynamics, Inc.	393	$6,418

Utilities — 2.0%
Electric Utilities — 1.0%
ITC Holdings Corp.	101	5,391

Gas Utilities — 1.0%
National Fuel Gas Co.	109	5,422

Total Common Stocks (Cost $466,888)		$545,420

Money Market Funds — 3.0%	Shares	Value

Evergreen Money Market Fund - Class I, 0.01%*	16,919
(Cost $16,919)		$16,919

Total Investments at Value — 100.1% (Cost $483,807)		$562,339

Liabilities in Excess of Other Assets — (0.1%)		(892)

Net Assets — 100.0%		$561,447

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at February 28, 2010.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Assets and Liabilities
February 28, 2010
ASSETS
Investments in securities:
At acquisition cost	$483,807
At value (Note 1)	$562,339
Dividends receivable	406
Receivable for investment securities sold	23,295
Receivable for capital shares sold	50
Receivable from Adviser (Note 4)	10,198
Other assets	7,516
TOTAL ASSETS	603,804

LIABILITIES
Payable for investment securities purchased	19,787
Payable to administrator (Note 4)	4,600
Other accrued expenses	17,970
TOTAL LIABILITIES	42,357

NET ASSETS	$561,447

Net assets consist of:
Paid-in capital	$632,261
Accumulated net realized losses from security transactions	(149,346)
Net unrealized appreciation on investments	78,532

NET ASSETS	$561,447

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	72,505

Net asset value, offering price and redemption price per share (Note 1)	$7.74

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Operations
For the Year Ended February 28, 2010
INVESTMENT INCOME
Dividends	$4,403

EXPENSES
Administration fees (Note 4)	48,168
Fund accounting fees (Note 4)	43,526
Registration fees	40,037
Professional fees	37,540
Transfer agent fees (Note 4)	27,552
Trustees' fees and expenses (Note 3)	9,509
Compliance service fees (Note 4)	6,198
Custodian and bank service fees	5,820
Postage and supplies	5,007
Investment advisory fees (Note 4)	4,010
Insurance expense	3,047
Distribution and service plan fees (Note 4)	1,194
Other expenses	7,367
Total expenses	238,975
Less fees waived and expenses reimbursed by the Adviser (Note 4)	(231,643)
Net expenses	7,332

NET INVESTMENT LOSS	(2,929)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(31,970)
Net change in unrealized appreciation/depreciation on investments	231,887

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	199,917

NET INCREASE IN NET ASSETS FROM OPERATIONS	$196,988

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	February 28,	February 28,
	2010	2009
FROM OPERATIONS
Net investment loss	$(2,929)	$(2,098)
Net realized losses from security transactions	(31,970)	(98,570)
Excess of book value over market value from investment transactions distributed on redemption of capital shares (Note 5)	-	(2,218)
Net change in unrealized appreciation/depreciation on investments	231,887	(134,420)
Net increase (decrease) in net assets from operations	196,988	(237,306)

FROM CAPITAL SHARE TRANSACTIONS (Note 1)
NO LOAD SHARES
Proceeds from shares sold	210,099	102,612
Payments for shares redeemed	(74,546)	(97,840)
Net increase in net assets from No Load Shares capital share transactions	135,553	4,772

INVESTOR SHARES
Payments for shares redeemed	(15,303)	-
Decrease in net assets from Investor Shares capital share transactions	(15,303)	-

RETAIL SHARES
Payments for shares redeemed	(55,582)	-
Decrease in net assets from Retail Shares capital share transactions	(55,582)	-

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,656	(232,534)

NET ASSETS
Beginning of year	299,791	532,325
End of year	$561,447	$299,791

ACCUMULATED NET INVESTMENT INCOME	$-	$-

SUMMARY OF CAPITAL SHARE ACTIVITY (Note 1)
NO LOAD SHARES
Shares sold	29,805	14,357
Shares redeemed	(9,792)	(11,679)
Net increase in shares outstanding	20,013	2,678
Shares outstanding, beginning of year	52,492	49,814
Shares outstanding, end of year	72,505	52,492

INVESTOR SHARES
Shares redeemed	(2,000)	-
Decrease in shares outstanding	(2,000)	-
Shares outstanding, beginning of year	2,000	2,000
Shares outstanding, end of year	-	2,000

RETAIL SHARES
Shares redeemed	(7,263)	-
Decrease in shares outstanding	(7,263)	-
Shares outstanding, beginning of year	7,263	7,263
Shares outstanding, end of year	-	7,263

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
No Load Class Shares
Financial Highlights
Per share data for a share outstanding throughout each period:

				Period
	Years Ended February 28,			Ended
				February 29,
	2010		2009	2008 (a)

Net asset value at beginning of period	$4.86		$9.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	2.92		(4.12)	(0.95)
Total from investment operations	2.88		(4.15)	(0.99)

Net asset value at end of period	$7.74		$4.86	$9.01

Total return (b)	59.26%		(46.06% )	(9.90%	) (c)

Net assets at end of period (000's)	$561		$255	$449

Ratio of gross expenses to average net assets (d)	50.72%		61.45%	59.10%	(e)

Ratio of net expenses to average net assets (Note 4)	1.55%		1.55%	1.55%	(e)

Ratio of net investment loss to average net assets	(0.62%	)	(0.48% )	(0.88%	) (e)

Portfolio turnover rate	94%		128%	60%	(c)

(a)	Represents the period from the initial public offering of shares (July 6, 2007) to February 29, 2008.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any waivers of advisory fees by the Adviser and/or expense reimbursements (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements
February 28, 2010

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a diversified series of NCM Capital Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940.

The Fund commenced operations on July 6, 2007. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund currently offers one class of shares, previously referred to as No Load Class shares.  Prior to November 16, 2009, the Fund also offered Retail Class shares and Investor Class shares. On November 16, 2009 both the Retail Class shares and the Investor Class shares were converted at net asset value to No Load Class shares.

Securities valuation – The Fund’s investments in securities are carried at value.  Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available, at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees (the “Board”).  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$545,420	$-	$-	$545,420
Money Market Funds	16,919	-	-	16,919
Total	$562,339	$-	$-	$562,339

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value of the Fund’s shares is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.

Distributions to shareholders – Distributions arising from net investment income and net capital gains, if any, are generally declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.  There were no distributions to shareholders during the years ended February 28, 2010 and 2009.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2010:

Cost of portfolio investments	$487,946
Gross unrealized appreciation	$92,191
Gross unrealized depreciation	(17,798)
Net unrealized appreciation	$74,393
Capital loss carryforwards	(145,207)
Accumulated deficit	$(70,814)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 28, 2010, the Fund had the following capital loss carryforwards for federal income tax purposes:

Amount	Expires February 28,

$4,613	2016
58,499	2017
82,095	2018
$145,207

These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

During the year ended February 28, 2010, the Fund reclassified $2,929 of net investment loss against paid-in capital on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended February 29, 2008 through February 28, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.	Investment Transactions

During the year ended February 28, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $482,423 and $425,603, respectively.

3.	Trustees and Officers

Certain Trustees and officers of the Trust are affiliated with NCM Capital Advisers, Inc. (the “Adviser”), the investment adviser to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $4,000.  In addition, the Fund pays each such non-interested Trustee $250 for each Board meeting attended in person and $100 for each Board meeting attended by telephone.

4.	Transactions with Affiliates and Service Providers

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Adviser receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.85% on the first $250 million, 0.75% on the next $500 million, and 0.65% on assets over $750 million.

Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive its advisory fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of its average daily net assets.  During the year ended February 28, 2010, the Adviser waived all of its investment advisory fees in the amount of $4,010 and reimbursed $227,933 of other operating expenses.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, effective December 18, 2009, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.  The foregoing fee is being discounted 20% for the first year of the Administration Agreement.  For the year ended February 28, 2010, the Fund paid Ultimus $3,200 of administration fees.

Prior to December 18, 2009, administrative services were provided to the Fund by The Nottingham Company (“TNC”).  For the performance of these services, the Fund paid TNC monthly at annual rate of 0.175% of the Fund’s average daily net assets up to $50 million, 0.15% of such assets from $50 million to $100 million, 0.125% of such assets from $100 million to $150 million, 0.10% of such assets from $150 million to $200 million and 0.075% of such assets in excess of $200 million, subject to a minimum monthly fee of $2,000.  Additionally, the Fund paid TNC an annual blue sky administration fee of $150 per state per class.  For the year ended February 28, 2010, the Fund paid TNC $44,968 of administration fees, which included $4,000 of a services termination fee.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, effective December 18, 2009, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  The foregoing fee is being discounted 20% for the first year of the Fund Accounting Agreement.  In addition, the Fund pays all costs of external pricing services. For the year ended February 28, 2010, the Fund paid Ultimus $4,004 of fund accounting fees.

Prior to December 18, 2009, accounting services were provided to the Fund by TNC.  For the performance of these services, the Fund paid TNC a monthly fee of $2,250 per month for the first class of shares and $750 for each additional class, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets.  For the year ended February 28, 2010, the Fund paid TNC $39,522 of fund accounting fees, which included $4,510 of a services termination fee.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective December 18, 2009, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives a fee, payable monthly, at an annual rate of $20 per shareholder account; provided, however, that the minimum monthly fee for the Fund is $1,000 if the Fund has 25 accounts or less, $1,250 if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has 100 accounts or more.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.  For the year ended February 28, 2010, the Fund paid Ultimus $2,000 of transfer agent fees.

Prior to December 18, 2009, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC (“NCSS”).  For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. For the year ended February 28, 2010, the Fund paid NCSS $25,552 of transfer agent fees.

COMPLIANCE SERVICES
Prior to December 18, 2009, The Nottingham Compliance Services, LLC, a wholly owned affiliate of TNC, provided services which assisted the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the SEC.  It received compensation for this service at an annual rate of $7,750.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets (and 0.25% and 0.40% per annum of the average daily net assets of the previously existing Retail Class shares and Investor Class shares, respectively).  During the year ended February 28, 2010, the Fund incurred $1,194 of distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, effective December 18, 2009, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund.  UFD receives $6,000 annually from the Fund for acting as principal underwriter.

Prior to December 18, 2009, Capital Investment Group, Inc. (“CIG”) served as the Fund’s principal underwriter.  CIG received any sales charges imposed on purchases of shares and re-allocated a portion of such charges to dealers through whom the sales were made, if any.  During the year ended February 28, 2010, there were no sales charges retained by CIG.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

5.	In-Kind Distribution of Securities

During the year ended February 28, 2009, the Fund distributed portfolio securities in lieu of cash for shareholder redemptions. These transactions were completed pursuant to guidelines approved by the Board.  The value of these redemptions was as follows:

Value of the Redemptions	Net Realized Losses on Securities Distributed	Fund Shares Redeemed

$52,762	$2,218	6,592

Net realized losses from in-kind distributions are not deductible by the Fund.  No such distributions were made during the year ended February 28, 2010.

6.	Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of NCM Capital Investment Trust
and the Shareholders of NCM Capital Mid-Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of NCM Capital Mid-Cap Growth Fund, a series of shares of beneficial interest of NCM Capital Investment Trust, including the schedule of investments, as of February 28, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from July 6, 2007 (commencement of operations) through February 29, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NCM Capital Mid-Cap Growth Fund as of February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from July 6, 2007 through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
April 21, 2010

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2009) and held until the end of the period (February 28, 2010).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

No Load Shares
	Beginning Account Value Sept. 1, 2009	Ending Account Value Feb. 28, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,128.30	$8.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.11	$7.75
* Expenses are equal to the Fund’s annualized expense ratio of 1.55% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-866-515-4626.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

NCM Capital Investment Trust
Board of Trustees and Executive Officers (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The officers have been elected for an annual term.  The following are the Trustees and executive officers of the Trust:

Name, Age and Address	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Genevia Gee Fulbright, 47 P.O. Box 13156 RTP, NC 27709-3156	Trustee	Since 4/2007	President and COO, Fulbright & Fulbright, CPA, PA since 2006; previously Vice-President 1992-2006.	1	None
Samuel A. Young, 60 1403 Cascade Park Drive Atlanta, GA 30331	Trustee	Since 4/2007	President and CEO, Phoenix Educational Marketing, LLC since 2005; previously, Executive Vice President, Images USA, 2004-2005.	1	None
INTERESTED TRUSTEE*
Maceo K. Sloan**, 60 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Chairman, President, and Principal Executive Officer	Since 4/2007	Chairman and CEO, NCM Capital Advisers, Inc. since 2003; Chairman, President, and CEO, Sloan Financial Group, Inc. since 1991; Chairman, CEO, and CIO, NCM Capital Management Group, Inc. since 1991.	1	Independent Trustee of the College Retirement Equities Fund (“CREF”), a series of the TIAA-CREF Institutional Mutual Funds; Director of SCANA Corp.
*Mr. Sloan is an Interested Trustee because he is a principal owner and officer of NCM Capital Advisers, Inc., the investment adviser of the Fund.
OFFICERS
Victoria A. Treadwell**, 53 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Secretary and Chief Compliance Officer	Since 4/2007	President, NCM Capital Advisers, Inc. since 2003; President, NCM Capital Management Group, Inc. since 1997.	n/a	n/a
Michael L. Lawrence, 39 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Treasurer and Principal Financial Officer	Since 4/2007	CFO and COO, NCM Capital Advisers, Inc. since 2003; CFO and COO, NCM Capital Management Group, Inc. since 2003; previously, Accountant and Auditor, Deloitte & Touche, 1993-2003.	n/a	n/a
**Mr. Sloan and Ms. Treadwell are husband and wife.

Additional information about the Trustees and executive officers of the Trust is available in the Statement of Additional Information (“SAI”).  To obtain a free copy of the SAI, please call 1-866-515-4626.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Genevia Gee Fulbright.  Ms. Fulbright is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 and $11,000 with respect to the registrant’s fiscal years ended February 28, 2010 and 2009, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended February 28, 2010 and 2009, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns and assistance with distribution calculations.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended February 28, 2010 and 2009, aggregate non-audit fees of $2,000 and $2,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	May 4, 2010

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer
Date	May 4, 2010

* Print the name and title of each signing officer under his or her signature.